UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                  Washington, D.C. 20549

                         FORM 13F

                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2010

Check here if amended: [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
                                   [  ] add new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Summit Capital Management, LLC
Address:   600 University Street, Suite 2304
           Seattle, WA  98101

Form 13F File Number:  28-7018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lisa M. Burke
Title:     Chief Compliance Officer
Phone No.: 509-747-0409

Signature, Place, and Date of Signing:

Lisa M. Burke          Seattle, Washington            May 13, 2010

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                               Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      68

Form 13F Information Table Value Total:      $167,633,000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


                                                       FORM 13F INFORMATION
TABLE

            COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7        COLUMN 8
------------------------------- -------------- -------- ---------- ----------------- ---------- -------- -----------------------
                                                          VALUE    SHRS OR  SH/ PUT  INVESTMENT  OTHER     VOTING AUTHORITY
         NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED   NONE
------------------------------- -------------- --------- --------- -------- --- ---- ---------- -------- ------- ------ --------

AMERCO PFD SERIES A 8.5%            COM        023586209     1311    52276  SH           SOLE               52276
AMGEN INC                           COM        031162100    14461   241671  SH           SOLE              241671
APAC CUSTOMERS SVCS INC             COM        00185E106       58    10000  SH           SOLE               10000
BARCLAYS AG LIVESTOCK ETF           COM        06739h743     1355    45221  SH           SOLE               45221
BARCLAYS IPATH S&P 500 VIX S/T ETN  COM        06740C527     1354    64425  SH           SOLE               64425
BARRICK GOLD CORP                   COM        067901108     5091   132775  SH           SOLE              132775
BROCADE COMMUNICATIONS SYS          COM NEW    111621306     1713   300000  SH           SOLE              300000
CHINAEDU CORP-ADR                   SPONS ADR  16945L107      687    85422  SH           SOLE               85422
CLICKSOFTWARE TECHNOLOGIES LTD      ORD        M25082104       69    10000  SH           SOLE               10000
COCA COLA ENTERPRISES, INC          COM        191219104      818    29576  SH           SOLE               29576
COMCAST CORP NEW CL A SPL           CL A SPL   20030n200     1922   106975  SH           SOLE              106975
CONOCOPHILLIPS                      COM        20825C104     5109    99850  SH           SOLE               99850
COSTCO WHOLESALE CORP               COM        22160K105      137     2300  SH           SOLE                2300
DETREX CORP                         COM        250685104     1463   713649  SH           SOLE              713649
DRYSHIPS INC                        SHS        Y2109Q101      227    38833  SH           SOLE               38833
DYNEGY INC-CL A                     CL A       26817G102      193   153200  SH           SOLE              153200
EMERITUS CORP                       COM        291005106      650    31938  SH           SOLE               31938
EQUITY RESIDENT PPTYS               SH BEN INT 29476L107     1077    27500  SH           SOLE               27500
EXELON CORP                         COM        30161n101     2249    51346  SH           SOLE               51346
EXXON MOBIL CORP                    COM        30231G102     4963    74096  SH           SOLE               74096
FOOT LOCKER INC                     COM        344849104     1504   100000  SH           SOLE              100000
FORD CAP TRST II 6.5%               PFD TR     345395206     3461    74600  SH           SOLE               74600
FOREST LABORATORIES INC             COM        345838106     1176    37500  SH           SOLE               37500
GABELLI DIVIDEND & INCOME TRUST     COM        36242H104     2456   178510  SH           SOLE              178510
GENERAL ELECTRIC CO                 COM        369604103     4366   239913  SH           SOLE              239913
GILEAD SCIENCES INC                 COM        375558103     1591    35000  SH           SOLE               35000
GOLD FIELDS LTD NEW ADR             SPONS ADR  38059t106      757    60000  SH           SOLE               60000
HRPT PPTYS TR 6.50% SER D           PFD CONV D 40426W507     7811   383850  SH           SOLE              383850
INTEL CORP                          COM        458140100      386    17300  SH           SOLE               17300
INTERCLICK INC                      COM NEW    458483203       58    15000  SH           SOLE               15000
INTREPID POTASH INC                 COM        46121Y102     1831    60360  SH           SOLE               60360
ISILON SYS INC COM                  COM        46432l104     2291   266342  SH           SOLE              266342
KEY TRONIC CORP                     COM        493144109      247    48000  SH           SOLE               48000
KINROSS GOLD CORP                   COM        496902404     4814   281700  SH           SOLE              281700
KRAFT FOODS INC                     COM        50075N104     2340    77381  SH           SOLE               77381
MATRIX SERVICE CO                   COM        576853105      453    42100  SH           SOLE               42100
MICROSOFT CORP                      COM        594918104    23595   805633  SH           SOLE              805633
MONSANTO CO NEW                     COM        61166W101     4291    60087  SH           SOLE               60087
NRG ENERGY INC                      COM NEW    629377508     1502    71845  SH           SOLE               71845
PAN AMERICAN SILVER CORP            COM        697900108     4686   202400  SH           SOLE              202400
PENGROWTH ENERGY TRUST              COM        706902509     2608   223645  SH           SOLE              223645
PENN WEST ENERGY TR UNIT ISIN       TR UNIT    707885109      821    38850  SH           SOLE               38850
PETROHAWK ENERGY                    COM        716495106     6277   309525  SH           SOLE              309525
PLAINS EXPLORATION & PRODUCT        COM        726505100     2399    80000  SH           SOLE               80000
POWERSHARES BLD AMERICA BD ETF      COM        73937B407      232     9300  SH           SOLE                9300
POWERSHARES VRDO TF ST BOND FD      COM        73936t433      250    10000  SH           SOLE               10000
PROSHARES ULTRA SHORT 500 FUND      COM        74347r883     2831    91367  SH           SOLE               91367
PROSHARES ULTRASHORT 20 YR US TR    COM        74347R297      214     4400  SH           SOLE                4400
PROSHARES ULTRASHORT 2000           COM        74347R834     2061   100000  SH           SOLE              100000
PUB STORAGE - DEP SHRS A            COM A      74460d729     2141    87624  SH           SOLE               87624
QUANTA SERVICES INC                 COM        74762E102      479    25000  SH           SOLE               25000
RED LION HOTELS CORP                COM        756764106      434    60122  SH           SOLE               60122
SEQUENOM INC COM                    COM NEW    817337405       63    10000  SH           SOLE               10000
STREETTRACKS GOLD TRUST             COM        78463V107      915     8400  SH           SOLE                8400
SUNOCO INC                          COM        86764P109     1922    64685  SH           SOLE               64685
SYMANTEC CORP                       COM        871503108     1696   100200  SH           SOLE              100200
TELECOMMUNICATIONS SYS INC          CL A       87929j103      117    16000  SH           SOLE               16000
ULTRA PETROLEUM CORP                COM        903914109     1725    37000  SH           SOLE               37000
UNITED HEALTHCARE CORP              COM        91324P102     2777    85000  SH           SOLE               85000
US BANCORP NEW                      COM NEW    902973304      590    22800  SH           SOLE               22800
VERAMARK TECHNOLOGIES INC           COM        923351100      693  1540890  SH           SOLE             1540890
VERIZON COMMUNICATIONS              COM        92343v104     4631   149275  SH           SOLE              149275
VOLT INFO SCIENCES INC              COM        928703107      330    32300  SH           SOLE               32300
WEATHERFORD INTL INC                REG        H27013103     5277   332750  SH           SOLE              332750
WENDY'S/ARBY'S GROUP INC-A          COM        950587105      750   150000  SH           SOLE              150000
YAHOO! INC                          COM        984332106     2265   137000  SH           SOLE              137000
YAMANA GOLD INC                     COM        98462Y100     5657   574300  SH           SOLE              574300
ZWEIG FUND                          COM        989834106     2955   837077  SH           SOLE              837077


